CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of Cash And Cash Equivalents
	December 31,
	2024	2025
	in USD thousands

Cash on hand and in bank	944	632
Short-term bank deposits	9,492	2,618
	10,436	3,250